Income taxes, Valuation Allowance (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2018
Valuation Allowance [Abstract]
Valuation allowance, at beginning of year	$ 0
Increase in valuation allowance	7,892,000
Halo Acquisition	21,000
Valuation allowance, at end of year	7,913,000
Accrued interest and penalties related to uncertain tax positions	$ 0	$ 0	$ 0